Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Basic and Diluted Loss Per Share

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(1,318)	(2,748)	(7,712)	(4,385)

Basic and diluted weighted average number of shares	31,811	24,185	31,811	24,185

	£	£	£	£
Basic and diluted loss per share	(0.04)	(0.11)	(0.24)	(0.18)